SHARES TO BE ISSUED - LIABILITY (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares to be issued - liability	$ 629,116	$ 87,029	$ 87,029
Two Directors and One Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares to be issued - liability	$ 629,116	87,029
Two Directors and One Consultant [Member] | Each Quarter [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Fair value of shares issuable		$ 25,000